Shareholders' Equity - Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Public Warrants
Shareholders' Equity
Period after business combination when warrants become exercisable	30 days	30 days
Period after initial public offering when warrants become exercisable		12 months
Period to file registration statement after a business combination	15 days	15 days
Warrant expiration period	5 years	5 years
Redemption price (in dollar per warrant)	$ 0.01	$ 0.01
Notice period of warrant redemption	30 days	30 days
Minimum price per share of ordinary shares as condition to redeem warrants (in dollar per share)	$ 18.00	$ 18.00
Number of trading days within 30-trading day	20 days	20 days
Period within which the 20 trading days at minimum price of ordinary shares	30 days	30 days
Share price that triggers warrant exercise price adjustment (in dollar per share)	$ 9.20	$ 9.20
Percentage gross proceeds from warrant of the total equity proceeds that triggers warrant exercise price adjustment	60.00%	60.00%
Number of trading days within 30-trading day	20 days	20 days
Ordinary share price with certain period that triggers price adjustment (in dollar per share)	$ 9.20	$ 9.20
Warrant exercise price when price of ordinary shares during the 20-trading day period after business combination falls below $9.20 (as a percent of higher of the market value and the newly issued price)	115.00%	115.00%
Warrants redemption trigger price (as a percent of higher of the market value and the newly issued price)	180.00%	180.00%
Private Placement Warrants
Shareholders' Equity
Period after business combination when warrants shares can be sold	30 days	30 days